Other financial assets	12 Months Ended
Dec. 31, 2020
Other financial assets
Other financial assets

15 Other financial assets

	Debt securities
	Central and local government			Other		Equity	Other
	UK	US	Other	debt	Total	shares	loans	Total
2020	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	88	88	14	338	440
Fair value through other comprehensive income	17,458	11,742	6,802	8,591	44,593	294	15	44,902
Amortised cost	4,997	235	116	4,458	9,806	—	—	9,806
Total	22,455	11,977	6,918	13,137	54,487	308	353	55,148

2019
Mandatory fair value through profit or loss	—	—	—	305	305	45	365	715
Fair value through other comprehensive income	18,437	13,981	8,786	7,130	48,334	949	—	49,283
Amortised cost	5,411	242	120	5,681	11,454	—	—	11,454
Total	23,848	14,223	8,906	13,116	60,093	994	365	61,452

Equity shares disposed during 2020 include SABB (£383 million), VISA Inc. (£186 million), and Vocalink (£16 million).

Dividends on FVOCI equity shares include £5 million in relation to the equity holding in OTC Derivative Limited and £2 million for VISA Inc. Dividends received in relation to equity shares disposed during the year were £15 million in relation to NWG's equity holding in SABB.